Related Party Transactions - Compensation to Directors and Other Key Management Personnel (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 2,170.3	$ 2,024.0	$ 1,883.0
Post-employment benefits	3.7	4.0	10.9
Compensation of key management personnel	$ 2,174.0	$ 2,028.0	$ 1,893.9